UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Value Fund
Class A:
PBEAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$46	0.89%
WHAT ARE SOME KEY FUND STATI
S
TICS AS OF 2/28/2025?

Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%
MF131E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	A
NASDAQ	PBEAX
CUSIP	74440N102
MF131E2A

PGIM Jennison Value Fund
Class C:
PEICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE
F
UND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$93	1.82%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%
MF131E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	C
NASDAQ	PEICX
CUSIP	74440N300
MF131E2C

PGIM Jennison Value Fund
Class R:
JDVRX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Co sts paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$60	1.18%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%
MF131E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R
NASDAQ	JDVRX
CUSIP	74440N607
MF131E2R

PGIM Jennison Value Fund
Class Z:
PEIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%
MF131E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	Z
NASDAQ	PEIZX
CUSIP	74440N805
MF131E2Z

PGIM Jennison Value Fund
Class R6:
PJVQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$26	0.50%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 642,129,067
Number of fund holdings	60
Portfolio turnover rate for the period	23%
MF131E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Industry Classification	% of Net Assets
Banks	14.0%
Oil, Gas & Consumable Fuels	9.5%
Aerospace & Defense	6.5%
Insurance	5.8%
Multi-Utilities	5.1%
Capital Markets	5.0%
Pharmaceuticals	4.8%
Software	4.5%
Consumer Staples Distribution & Retail	3.7%
Biotechnology	3.7%
Interactive Media & Services	2.7%
Chemicals	2.7%
Machinery	2.6%
Semiconductors & Semiconductor Equipment	2.5%
Communications Equipment	2.1%
Automobiles	1.8%
Technology Hardware, Storage & Peripherals	1.7%
Specialized REITs	1.6%
Industrial Conglomerates	1.5%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.5%
Personal Care Products	1.5%
Building Products	1.5%
Affiliated Mutual Fund - Short-Term Investment	1.4%
Ground Transportation	1.3%
Specialty Retail	1.3%
Health Care Equipment & Supplies	1.3%
Residential REITs	1.2%
Health Care Providers & Services	1.2%
Passenger Airlines	1.2%
Beverages	1.1%
Industrial REITs	1.0%
Entertainment	1.0%
Electric Utilities	1.0%
Household Durables	0.8%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R6
NASDAQ	PJVQX
CUSIP	74440N888
MF131E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 7

PGIM Jennison Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Value Fund	1
Notes to Financial Statements	16
Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aerospace & Defense 6.5%

Airbus SE (France)	41,687	$7,223,660

Boeing Co. (The)*	60,611	10,584,499

General Electric Co.	59,858	12,389,409

RTX Corp.	88,699	11,796,080

		41,993,648

Automobiles 1.8%

General Motors Co.	233,488	11,471,265

Banks 14.1%

Bank of America Corp.	477,699	22,021,924

JPMorgan Chase & Co.	130,677	34,583,668

PNC Financial Services Group, Inc. (The)	96,844	18,586,300

Truist Financial Corp.	327,280	15,169,428

		90,361,320

Beverages 1.1%

PepsiCo, Inc.	47,026	7,217,080

Biotechnology 3.7%

AbbVie, Inc.	78,517	16,412,410

Amgen, Inc.	22,874	7,046,564

		23,458,974

Building Products 1.5%

Johnson Controls International PLC	109,077	9,343,536

Capital Markets 5.0%

Blackstone, Inc.	73,533	11,850,578

Goldman Sachs Group, Inc. (The)	32,264	20,077,565

		31,928,143

Chemicals 2.7%

DuPont de Nemours, Inc.	95,022	7,769,949

Linde PLC	19,971	9,327,455

		17,097,404

See Notes to Financial Statements.

PGIM Jennison Value Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 2.1%

Cisco Systems, Inc.	214,838	$13,773,264

Consumer Staples Distribution & Retail 3.7%

Walmart, Inc.	241,053	23,770,236

Electric Utilities 1.0%

PG&E Corp.	375,345	6,133,137

Entertainment 1.0%

Walt Disney Co. (The)	57,337	6,524,951

Ground Transportation 1.3%

Union Pacific Corp.	34,063	8,403,001

Health Care Equipment & Supplies 1.3%

GE HealthCare Technologies, Inc.	93,801	8,193,517

Health Care Providers & Services 1.2%

UnitedHealth Group, Inc.	16,711	7,937,057

Hotels, Restaurants & Leisure 1.5%

McDonald’s Corp.	30,946	9,541,580

Household Durables 0.8%

Toll Brothers, Inc.	45,214	5,047,691

Industrial Conglomerates 1.5%

3M Co.	62,213	9,650,481

Industrial REITs 1.0%

Prologis, Inc.	53,683	6,652,397

Insurance 5.8%

Chubb Ltd.	42,934	12,256,798

Marsh & McLennan Cos., Inc.	51,105	12,154,813

MetLife, Inc.	149,753	12,905,714

		37,317,325

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services 2.7%

Alphabet, Inc. (Class A Stock)	26,544	$4,519,913

Meta Platforms, Inc. (Class A Stock)	19,071	12,743,242

		17,263,155

Machinery 2.6%

Fortive Corp.	74,847	5,953,331

Parker-Hannifin Corp.	15,914	10,638,668

		16,591,999

Multi-Utilities 5.1%

CenterPoint Energy, Inc.	280,286	9,636,233

NiSource, Inc.	415,410	16,952,882

Public Service Enterprise Group, Inc.	75,264	6,107,673

		32,696,788

Oil, Gas & Consumable Fuels 9.5%

Cheniere Energy, Inc.	36,881	8,429,522

Chevron Corp.	87,044	13,806,919

Exxon Mobil Corp.	163,584	18,211,807

Shell PLC, ADR	90,566	6,109,582

Williams Cos., Inc. (The)	246,699	14,352,948

		60,910,778

Passenger Airlines 1.2%

Delta Air Lines, Inc.	127,858	7,686,823

Personal Care Products 1.5%

Unilever PLC (United Kingdom), ADR	165,885	9,389,091

Pharmaceuticals 4.8%

AstraZeneca PLC (United Kingdom), ADR	157,515	12,004,218

Bristol-Myers Squibb Co.	198,929	11,860,147

Eli Lilly & Co.	7,880	7,254,565

		31,118,930

Residential REITs 1.2%

Camden Property Trust	64,152	7,958,697

Semiconductors & Semiconductor Equipment 2.5%

Broadcom, Inc.	34,471	6,874,552

See Notes to Financial Statements.

PGIM Jennison Value Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	24,282	$4,383,629

Texas Instruments, Inc.	25,292	4,956,979

		16,215,160

Software 4.5%

Microsoft Corp.	28,110	11,159,389

Oracle Corp.	47,924	7,958,260

Salesforce, Inc.	32,839	9,781,096

		28,898,745

Specialized REITs 1.5%

Gaming & Leisure Properties, Inc.	198,664	9,963,000

Specialty Retail 1.3%

Lowe’s Cos., Inc.	33,664	8,370,217

Technology Hardware, Storage & Peripherals 1.7%

Apple, Inc.	20,742	5,016,245

Dell Technologies, Inc. (Class C Stock)	54,855	5,636,900

		10,653,145

TOTAL LONG-TERM INVESTMENTS
(cost $383,243,110)		633,532,535

SHORT-TERM INVESTMENT 1.4%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 4.497%) (cost $8,963,011)(wb)	8,963,011	8,963,011

TOTAL INVESTMENTS 100.1% (cost $392,206,121)		642,495,546

Liabilities in excess of other assets (0.1)%		(366,479)

NET ASSETS 100.0%		$642,129,067

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(wb)Represents	an investment in a Fund affiliated with the Manager.

See Notes to Financial Statements.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$34,769,988	$7,223,660	$—
Automobiles	11,471,265	—	—
Banks	90,361,320	—	—
Beverages.	7,217,080	—	—
Biotechnology	23,458,974	—	—
Building Products.	9,343,536	—	—
Capital Markets	31,928,143	—	—
Chemicals	17,097,404	—	—
Communications Equipment	13,773,264	—	—
Consumer Staples Distribution & Retail	23,770,236	—	—
Electric Utilities	6,133,137	—	—
Entertainment	6,524,951	—	—
Ground Transportation	8,403,001	—	—
Health Care Equipment & Supplies	8,193,517	—	—
Health Care Providers & Services	7,937,057	—	—
Hotels, Restaurants & Leisure.	9,541,580	—	—
Household Durables.	5,047,691	—	—
Industrial Conglomerates.	9,650,481	—	—
Industrial REITs.	6,652,397	—	—
Insurance	37,317,325	—	—
Interactive Media & Services	17,263,155	—	—
Machinery.	16,591,999	—	—
Multi-Utilities	32,696,788	—	—
Oil, Gas & Consumable Fuels	60,910,778	—	—
Passenger Airlines	7,686,823	—	—
Personal Care Products.	9,389,091	—	—
Pharmaceuticals	31,118,930	—	—
Residential REITs	7,958,697	—	—
Semiconductors & Semiconductor Equipment	16,215,160	—	—
Software	28,898,745	—	—
Specialized REITs	9,963,000	—	—
Specialty Retail.	8,370,217	—	—

See Notes to Financial Statements.

PGIM Jennison Value Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$10,653,145	$—	$—
Short-Term Investment
Affiliated Mutual Fund	8,963,011	—	—

Total	$635,271,886	$7,223,660	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2025 were as follows:

Banks	14.1%
Oil, Gas & Consumable Fuels	9.5
Aerospace & Defense	6.5
Insurance	5.8
Multi-Utilities	5.1
Capital Markets	5.0
Pharmaceuticals	4.8
Software	4.5
Consumer Staples Distribution & Retail	3.7
Biotechnology	3.7
Interactive Media & Services	2.7
Chemicals	2.7
Machinery	2.6
Semiconductors & Semiconductor Equipment	2.5
Communications Equipment	2.1
Automobiles	1.8
Technology Hardware, Storage & Peripherals	1.7
Specialized REITs	1.5
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.5

Personal Care Products	1.5%
Building Products	1.5
Affiliated Mutual Fund	1.4
Ground Transportation	1.3
Specialty Retail	1.3
Health Care Equipment & Supplies	1.3
Residential REITs	1.2
Health Care Providers & Services	1.2
Passenger Airlines	1.2
Beverages	1.1
Industrial REITs	1.0
Entertainment	1.0
Electric Utilities	1.0
Household Durables	0.8

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $383,243,110)	$633,532,535
Affiliated investments (cost $8,963,011)	8,963,011
Foreign currency, at value (cost $2)	2
Dividends receivable	1,302,221
Receivable for Fund shares sold	450,785
Tax reclaim receivable	61,989
Prepaid expenses	2,922

Total Assets	644,313,465

Liabilities
Payable for investments purchased	1,124,910
Payable for Fund shares purchased	615,927
Management fee payable	204,755
Distribution fee payable	111,859
Affiliated transfer agent fee payable	64,686
Accrued expenses and other liabilities	61,316
Trustees’ fees payable	945

Total Liabilities	2,184,398

Net Assets	$642,129,067

Net assets were comprised of:
Shares of beneficial interest, at par	$274,808
Paid-in capital in excess of par	372,426,290
Total distributable earnings (loss)	269,427,969

Net assets, February 28, 2025	$642,129,067

See Notes to Financial Statements.

PGIM Jennison Value Fund 7

Statement of Assets and Liabilities  (unaudited)

as of February 28, 2025

Class A

Net asset value and redemption price per share,
($448,958,061 ÷ 19,210,752 shares of beneficial interest issued and outstanding)	$23.37
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.73

Class C

Net asset value, offering price and redemption price per share,
($6,626,779 ÷ 304,914 shares of beneficial interest issued and outstanding)	$21.73

Class R

Net asset value, offering price and redemption price per share,
($7,828,003 ÷ 336,957 shares of beneficial interest issued and outstanding)	$23.23

Class Z

Net asset value, offering price and redemption price per share,
($172,668,650 ÷ 7,369,579 shares of beneficial interest issued and outstanding)	$23.43

Class R6

Net asset value, offering price and redemption price per share,
($6,047,574 ÷ 258,603 shares of beneficial interest issued and outstanding)	$23.39

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$6,592,766
Affiliated dividend income	227,237
Affiliated income from securities lending, net	1,846

Total income	6,821,849

Expenses
Management fee	1,491,007
Distribution fee(a)	724,162
Transfer agent’s fees and expenses (including affiliated expense of $127,036)(a)	258,854
Registration fees(a)	35,233
Custodian and accounting fees	33,210
Shareholders’ reports	26,469
Professional fees	16,830
Audit fee	13,141
Trustees’ fees	8,099
Miscellaneous	13,612

Total expenses	2,620,617
Less: Fee waiver and/or expense reimbursement(a)	(70,866)
Distribution fee waiver(a)	(9,618)

Net expenses	2,540,133

Net investment income (loss)	4,281,716

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(36))	21,534,460
Foreign currency transactions	4,200

21,538,660

Net change in unrealized appreciation (depreciation) on investments	17,736,715

Net gain (loss) on investment and foreign currency transactions	39,275,375

Net Increase (Decrease) In Net Assets Resulting From Operations	$43,557,091

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	664,135	31,172	28,855	—	—
Transfer agent’s fees and expenses	234,733	4,772	4,089	14,241	1,019
Registration fees	9,978	5,860	3,475	5,506	10,414
Fee waiver and/or expense reimbursement	(40,828)	(575)	(710)	(9,529)	(19,224)
Distribution fee waiver	—	—	(9,618)	—	—

See Notes to Financial Statements.

PGIM Jennison Value Fund 9

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,281,716	$6,593,944
Net realized gain (loss) on investment and foreign currency transactions	21,538,660	41,965,035
Net change in unrealized appreciation (depreciation) on investments	17,736,715	71,934,461

Net increase (decrease) in net assets resulting from operations	43,557,091	120,493,440

Dividends and Distributions
Distributions from distributable earnings
Class A	(32,232,788)	(27,489,684)
Class C	(435,193)	(276,189)
Class R	(537,394)	(450,869)
Class Z	(12,398,771)	(1,653,211)
Class R6	(585,057)	(4,417,354)

	(46,189,203)	(34,287,307)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	243,195,888	61,982,772
Net asset value of shares issued in reinvestment of dividends and distributions	45,713,294	33,806,451
Cost of shares purchased	(238,254,418)	(66,674,350)

Net increase (decrease) in net assets from Fund share transactions	50,654,764	29,114,873

Total increase (decrease)	48,022,652	115,321,006

Net Assets:

Beginning of period	594,106,415	478,785,409

End of period	$642,129,067	$594,106,415

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.66		$20.25	$19.64	$22.83	$17.50	$18.92
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.25	0.23	0.18	0.17	0.25
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		4.63	1.94	(1.83)	5.91	0.04 (b)
Total from investment operations	1.48		4.88	2.17	(1.65)	6.08	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.23)	(0.20)	(0.16)	(0.24)	(0.26)
Distributions from net realized gains	(1.37)		(1.24)	(1.36)	(1.38)	(0.51)	(1.45)
Total dividends and distributions	(1.77)		(1.47)	(1.56)	(1.54)	(0.75)	(1.71)
Net asset value, end of period	$23.37		$23.66	$20.25	$19.64	$22.83	$17.50
Total Return(c):	6.41%		25.60%	11.44%	(7.85)%	35.78%	0.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$448,958		$443,897	$389,165	$384,088	$441,273	$351,437
Average net assets (000)	$446,426		$406,321	$382,894	$423,766	$396,964	$360,910
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.89	%(e)	1.07%	1.11%	1.09%	1.09%	1.12%
Expenses before waivers and/or expense reimbursement	0.91	%(e)	1.07%	1.11%	1.09%	1.09%	1.12%
Net investment income (loss)	1.23	%(e)	1.21%	1.16%	0.84%	0.85%	1.40%
Portfolio turnover rate(f)	23%		29%	28%	31%	19%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 11

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022		2021		2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.03		$18.96	$18.48	$21.63		$16.65		$18.12
Income (loss) from investment operations:
Net investment income (loss)	0.03		0.04	0.02	(0.04	)(b)	(0.09	)(b)	0.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.24		4.31	1.82	(1.73)		5.62		0.04 (c)
Total from investment operations	1.27		4.35	1.84	(1.77)		5.53		0.07
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.04)	-	-		(0.04)		(0.09)
Distributions from net realized gains	(1.37)		(1.24)	(1.36)	(1.38)		(0.51)		(1.45)
Total dividends and distributions	(1.57)		(1.28)	(1.36)	(1.38)		(0.55)		(1.54)
Net asset value, end of period	$21.73		$22.03	$18.96	$18.48		$21.63		$16.65
Total Return(d):	5.88%		24.29%	10.28%	(8.82)%		33.98%		(0.24)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,627		$5,991	$4,488	$4,587		$3,427		$2,561
Average net assets (000)	$6,286		$4,731	$4,671	$4,339		$2,880		$3,456
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.82	%(f)	2.11%	2.17%	2.17%		2.36%		2.36%
Expenses before waivers and/or expense reimbursement	1.84	%(f)	2.11%	2.17%	2.17%		2.36%		2.36%
Net investment income (loss)	0.31	%(f)	0.18%	0.10%	(0.22)%		(0.45)%		0.17%
Portfolio turnover rate(g)	23%		29%	28%	31%		19%		31%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.50		$20.13	$19.53	$22.70	$17.41	$18.83
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.19	0.17	0.11	0.10	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.32		4.60	1.92	(1.81)	5.88	0.04 (b)
Total from investment operations	1.43		4.79	2.09	(1.70)	5.98	0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.18)	(0.13)	(0.09)	(0.18)	(0.19)
Distributions from net realized gains	(1.37)		(1.24)	(1.36)	(1.38)	(0.51)	(1.45)
Total dividends and distributions	(1.70)		(1.42)	(1.49)	(1.47)	(0.69)	(1.64)
Net asset value, end of period	$23.23		$23.50	$20.13	$19.53	$22.70	$17.41
Total Return(c):	6.23%		25.22%	11.10%	(8.10)%	35.25%	0.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,828		$7,762	$6,534	$6,437	$7,809	$6,239
Average net assets (000)	$7,758		$6,937	$6,375	$7,479	$7,065	$6,328
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18	%(e)	1.40%	1.40%	1.40%	1.42%	1.52%
Expenses before waivers and/or expense reimbursement	1.45	%(e)	1.65%	1.65%	1.65%	1.67%	1.77%
Net investment income (loss)	0.94	%(e)	0.88%	0.88%	0.54%	0.51%	1.01%
Portfolio turnover rate(f)	23%		29%	28%	31%	19%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 13

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.75		$20.33	$19.71	$22.89	$17.55	$18.97
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.31	0.28	0.24	0.22	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.33		4.64	1.96	(1.83)	5.92	0.05 (b)
Total from investment operations	1.52		4.95	2.24	(1.59)	6.14	0.35
Less Dividends and Distributions:
Dividends from net investment income	(0.47)		(0.29)	(0.26)	(0.21)	(0.29)	(0.32)
Distributions from net realized gains	(1.37)		(1.24)	(1.36)	(1.38)	(0.51)	(1.45)
Total dividends and distributions	(1.84)		(1.53)	(1.62)	(1.59)	(0.80)	(1.77)
Net asset value, end of period	$23.43		$23.75	$20.33	$19.71	$22.89	$17.55
Total Return(c):	6.58%		25.91%	11.81%	(7.57)%	36.09%	1.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$172,669		$27,066	$22,655	$21,029	$22,585	$26,134
Average net assets (000)	$103,450		$23,888	$22,258	$22,463	$31,897	$27,407
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.80%	0.82%	0.81%	0.82%	0.83%
Expenses before waivers and/or expense reimbursement	0.52	%(e)	0.80%	0.82%	0.81%	0.82%	0.83%
Net investment income (loss)	1.64	%(e)	1.48%	1.46%	1.13%	1.12%	1.66%
Portfolio turnover rate(f)	23%		29%	28%	31%	19%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$23.73		$20.31	$19.69	$22.88	$17.54	$18.96
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.34	0.31	0.26	0.22	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		4.63	1.95	(1.82)	5.95	0.05 (b)
Total from investment operations	1.52		4.97	2.26	(1.56)	6.17	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.31)	(0.28)	(0.25)	(0.32)	(0.34)
Distributions from net realized gains	(1.37)		(1.24)	(1.36)	(1.38)	(0.51)	(1.45)
Total dividends and distributions	(1.86)		(1.55)	(1.64)	(1.63)	(0.83)	(1.79)
Net asset value, end of period	$23.39		$23.73	$20.31	$19.69	$22.88	$17.54
Total Return(c):	6.53%		26.10%	11.94%	(7.48)%	36.28%	1.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,048		$109,390	$55,944	$51,650	$28,383	$782
Average net assets (000)	$86,200		$78,581	$46,461	$31,004	$5,438	$634
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.50	%(e)	0.67%	0.68%	0.70%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.54	%(e)	0.67%	0.68%	0.70%	0.81%	2.91%
Net investment income (loss)	1.56	%(e)	1.61%	1.61%	1.21%	0.98%	1.82%
Portfolio turnover rate(f)	23%		29%	28%	31%	19%	31%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 15

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 7 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM Jennison Value Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the

“Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

PGIM Jennison Value Fund 17

Notes to Financial Statements (unaudited) (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon

PGIM Jennison Value Fund 19

Notes to Financial Statements (unaudited) (continued)

liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.44% to $1 billion of average daily net assets;	0.46%
0.42% from $1 billion to $3 billion of average daily net assets;
0.40% from $3 billion to $5 billion of average daily net assets;
0.39% from $5 billion to $10 billion of average daily net assets;
0.38% over $10 billion of average daily net assets.

*

Prior to October 1, 2024, the contractual management fee rate was as follows: 0.60% to $500 million of average daily net assets; 0.50% on the next $500 million of average daily net assets; 0.475% on the next $500 million of average daily net assets; 0.45% over $1.5 billion of average daily net assets.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary

PGIM Jennison Value Fund 21

Notes to Financial Statements (unaudited) (continued)

expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	0.44*

*Prior to October 1, 2024, the expense limitation was 0.70%.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

Class	Gross Distribution Fee		Net Distribution Fee

R6	N/A	%	N/A	%

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$94,795	$ 24
C	—	254

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2025, brokerage commissions recaptured under these agreements was $4,037.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated

PGIM Jennison Value Fund 23

Notes to Financial Statements (unaudited) (continued)

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$157,005,169	$146,098,485

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.497%)(1)(wb)

$10,149,452	$149,329,605	$150,516,046	$—	$ —	$8,963,011	8,963,011	$227,237

PGIM Institutional Money Market Fund (7-day effective yield 4.544%)(1)(b)(wb)

—	42,842,788	42,842,752	—	(36)	—	—	1,846	(2)

$10,149,452	$192,172,393	$193,358,798	$—	$(36)	$8,963,011		$229,083

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$393,301,174	$255,973,486	$(6,779,114)	$249,194,372

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.01 par value per share currently divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class Z, Class R6 and Class X. The Fund currently does not have any Class B, Class L, Class M or Class X shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	72,290	1.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	53.0

PGIM Jennison Value Fund 25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	295,570	$6,918,740
Shares issued in reinvestment of dividends and distributions	1,391,199	31,816,724
Shares purchased	(1,190,616)	(28,101,162)
Net increase (decrease) in shares outstanding before conversion	496,153	10,634,302
Shares issued upon conversion from other share class(es)	14,816	357,132
Shares purchased upon conversion into other share class(es)	(58,584)	(1,387,741)
Net increase (decrease) in shares outstanding	452,385	$9,603,693

Year ended August 31, 2024:
Shares sold	477,624	$9,917,691
Shares issued in reinvestment of dividends and distributions	1,382,786	27,061,116
Shares purchased	(2,258,015)	(47,313,253)
Net increase (decrease) in shares outstanding before conversion	(397,605)	(10,334,446)
Shares issued upon conversion from other share class(es)	26,123	549,278
Shares purchased upon conversion into other share class(es)	(85,583)	(1,865,908)
Net increase (decrease) in shares outstanding	(457,065)	$(11,651,076)

Class C
Six months ended February 28, 2025:
Shares sold	42,274	$926,736
Shares issued in reinvestment of dividends and distributions	20,422	435,185
Shares purchased	(20,304)	(447,345)
Net increase (decrease) in shares outstanding before conversion	42,392	914,576
Shares purchased upon conversion into other share class(es)	(9,431)	(204,331)
Net increase (decrease) in shares outstanding	32,961	$710,245

Year ended August 31, 2024:
Shares sold	97,622	$1,961,637
Shares issued in reinvestment of dividends and distributions	15,050	276,168
Shares purchased	(55,454)	(1,086,211)
Net increase (decrease) in shares outstanding before conversion	57,218	1,151,594
Shares purchased upon conversion into other share class(es)	(21,988)	(432,361)
Net increase (decrease) in shares outstanding	35,230	$719,233

Share Class	Shares	Amount

Class R
Six months ended February 28, 2025:
Shares sold	4,617	$108,978
Shares issued in reinvestment of dividends and distributions	23,622	537,394
Shares purchased	(21,552)	(517,465)
Net increase (decrease) in shares outstanding	6,687	$128,907

Year ended August 31, 2024:
Shares sold	24,664	$509,279
Shares issued in reinvestment of dividends and distributions	23,145	450,869
Shares purchased	(42,060)	(860,651)
Net increase (decrease) in shares outstanding	5,749	$99,497

Class Z
Six months ended February 28, 2025:
Shares sold	6,356,691	$160,195,536
Shares issued in reinvestment of dividends and distributions	538,600	12,339,317
Shares purchased	(1,823,064)	(45,133,207)
Net increase (decrease) in shares outstanding before conversion	5,072,227	127,401,646
Shares issued upon conversion from other share class(es)	1,173,475	29,670,202
Shares purchased upon conversion into other share class(es)	(15,562)	(374,815)
Net increase (decrease) in shares outstanding	6,230,140	$156,697,033

Year ended August 31, 2024:
Shares sold	78,051	$1,691,736
Shares issued in reinvestment of dividends and distributions	81,681	1,600,944
Shares purchased	(190,498)	(4,026,769)
Net increase (decrease) in shares outstanding before conversion	(30,766)	(734,089)
Shares issued upon conversion from other share class(es)	69,473	1,513,988
Shares purchased upon conversion into other share class(es)	(13,713)	(284,043)
Net increase (decrease) in shares outstanding	24,994	$495,856

Class R6
Six months ended February 28, 2025:
Shares sold	3,235,515	$75,045,898
Shares issued in reinvestment of dividends and distributions	25,565	584,674
Shares purchased	(6,504,876)	(164,055,239)
Net increase (decrease) in shares outstanding before conversion	(3,243,796)	(88,424,667)
Shares issued upon conversion from other share class(es)	8,409	195,323
Shares purchased upon conversion into other share class(es)	(1,115,263)	(28,255,770)
Net increase (decrease) in shares outstanding	(4,350,650)	$(116,485,114)

PGIM Jennison Value Fund 27

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	2,237,978	$47,902,429
Shares issued in reinvestment of dividends and distributions	225,721	4,417,354
Shares purchased	(633,047)	(13,387,466)
Net increase (decrease) in shares outstanding before conversion	1,830,652	38,932,317
Shares issued upon conversion from other share class(es)	24,009	519,046
Net increase (decrease) in shares outstanding	1,854,661	$39,451,363

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 –9/25/2025	9/29/2023 –9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

PGIM Jennison Value Fund 29

Notes to Financial Statements (unaudited) (continued)

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector such as the financials sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

PGIM Jennison Value Fund 31

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025